S000048642 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	117 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	12.66%	[2]
Performance Inception Date	[1]			Mar. 31, 2015
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	11.54%	7.40%	7.55%	[2]
Performance Inception Date	[3]			Mar. 31, 2015
Sit Small Cap Dividend Growth Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		15.48%	9.69%	8.14%	[2]
Performance Inception Date				Mar. 31, 2015
Sit Small Cap Dividend Growth Fund - Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.00%	8.85%	7.54%	[2]
Performance Inception Date				Mar. 31, 2015
Sit Small Cap Dividend Growth Fund - Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.51%	7.57%	6.51%	[2]
Performance Inception Date				Mar. 31, 2015
Sit Small Cap Dividend Growth Fund - Class S
Prospectus [Line Items]
Average Annual Return, Percent		15.27%	9.44%	7.87%	[2]
Performance Inception Date				Mar. 31, 2015

[1]	A broad-based securities market index that represents the overall domestic equity markets.
[2]	The Fund commenced investment operations on March 31, 2015.
[3]	A more narrowly-based index that reflects the market sectors in which the Fund invests.